Subordinated Liabilities - Dated (Parenthetical) (Details) $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 USD ($)
2.625% Subordinated Callable Notes | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,250,000,000
Borrowings, interest rate	2.625%	2.625%	2.625%	2.625%
2% Subordinated Callable Notes | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,500,000,000
Borrowings, interest rate	2.00%	2.00%	2.00%	2.00%
4.375% Subordinated Notes | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 1,250,000,000
Borrowings, interest rate	4.375%	4.375%	4.375%	4.375%
3.75% Resetting Subordinated Callable Note Due 2030 | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $			$ 200
Borrowings, interest rate	3.75%	3.75%	3.75%	3.75%
5.20% Subordinated Notes | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 2,050,000,000
Borrowings, interest rate	5.20%	5.20%	5.20%	5.20%
4.836% Subordinated Notes | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 2,000,000,000
Borrowings, interest rate	4.836%	4.836%	4.836%	4.836%
6.05% Subordinated Notes | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 1,556,000,000
Borrowings, interest rate	6.05%	6.05%	6.05%	6.05%
Subordinated Notes One | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 40,000,000
6% Subordinated Notes One | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,750,000,000
Borrowings, interest rate	6.00%	6.00%	6.00%	6.00%
CMS-link Subordinated loans One | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 100,000,000
CMS-link Subordinated loans Two | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 135,000,000
7.75% Contingent Capital Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 1,000,000,000
Borrowings, interest rate	7.75%	7.75%	7.75%	7.75%
Subordinated Notes Two | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 50,000,000
5.14% Lower Tier 2 Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 1,094,000,000
Borrowings, interest rate	5.14%	5.14%	5.14%	5.14%
6% Subordinated Notes Two | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,500,000,000
Borrowings, interest rate	6.00%	6.00%	6.00%	6.00%
9.5% Subordinated Bonds (ex-Woolwich Plc) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.50%	9.50%	9.50%	9.50%
Subordinated Notes Three | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 100,000,000
10% Subordinated Notes | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.00%	10.00%	10.00%	10.00%
10.179% Subordinated Notes | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 1,521,000,000
Borrowings, interest rate	10.179%	10.179%	10.179%	10.179%
Subordinated Notes Four | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 50,000,000
6.625% Subordinated Notes | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,000,000,000
Borrowings, interest rate	6.625%	6.625%	6.625%	6.625%
7.625% Contingent Capital Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 3,000,000,000
Borrowings, interest rate	7.625%	7.625%	7.625%	7.625%
5.75% Subordinated Notes | Fixed interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.75%	5.75%	5.75%	5.75%
Subordinated Notes Five | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 50,000,000
5.4% Reverse Dual Currency Subordinated Loan | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | ¥		¥ 15,000,000,000
Borrowings, interest rate	5.40%	5.40%	5.40%	5.40%
6.33% Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.33%	6.33%	6.33%	6.33%
Subordinated Notes Six | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 68,000,000